Regulatory Capital Financial Instruments	12 Months Ended
Dec. 31, 2023
Regulatory Capital Financial Instruments Disclosure [Abstract]
Regulatory capital financial instruments
21.	Regulatory capital financial instruments:

a)	At the end of each period, this item is composed as follows:

	2023	2022
	MCh$	MCh$
Subordinated bonds
Subordinated bonds with transitory recognition	—	—
Subordinated bonds	1,039,814	1,010,905
Bonds with no fixed term of maturity	—	—
Preferred stock	—	—
Total	1,039,814	1,010,905

b)	Issuances of regulatory capital financial instruments in the year:

As of December 31, 2023 and 2022, no issues of regulatory capital financial instruments have been made.

c)	Changes in regulatory capital financial instruments:

	Subordinated bonds MCh$	Bonds with no maturity	Preferred shares

Balance as of January 1, 2022	917,510	—	—
Emissions made	—	—	—
Transaction costs	—	—	—
Transaction costs amortization	—	—	—
Accrued interest	31,271	—	—
Acquisition or redemption by the issuer	—	—	—
Modification of the issuance conditions	—	—	—
Interest and UF indexation payments to the holder	(42,866)	—	—
Principal payments to the holder	(15,184)	—	—
Accrued UF indexation	120,174	—	—
Exchange rate differences	—	—	—
Depreciation	—	—	—
Reappraisal	—	—	—
Expiration	—	—	—
Conversion to common shares	—	—	—
Balance as of December 31, 2022	1,010,905	—	—

Balance as of January 1, 2023	1,010,905	—	—
Emissions made	—	—	—
Transaction costs	—	—	—
Transaction costs amortization	—	—	—
Accrued interest	34,903	—	—
Acquisition or redemption by the issuer	—	—	—
Modification of the issuance conditions	—	—	—
Interest and UF indexation payments to the holder	(41,541)	—	—
Principal payments to the holder	(10,658)	—	—
Accrued UF indexation	46,205	—	—
Exchange rate differences	—	—	—
Depreciation	—	—	—
Reappraisal	—	—	—
Expiration	—	—	—
Conversion to common shares	—	—	—
Balance as of December 31, 2023	1,039,814	—	—

d)	Below is the detail of the subordinated bonds due as of December 31, 2023 and 2022:

December 2023
Serie	Currency	Issuance currency amount	Interest rate %	Registration date	Maturity date	Balance due MCh$

C1	UF	300,000	7.5	12/06/1999	01/01/2030	5,211
C1	UF	200,000	7.4	12/06/1999	01/01/2030	3,478
C1	UF	530,000	7.1	12/06/1999	01/01/2030	9,284
C1	UF	300,000	7.1	12/06/1999	01/01/2030	5,258
C1	UF	50,000	6.5	12/06/1999	01/01/2030	889
C1	UF	450,000	6.6	12/06/1999	01/01/2030	8,000
D1	UF	2,000,000	3.6	06/20/2002	04/01/2026	16,207
F	UF	1,000,000	5.0	11/28/2008	11/01/2033	35,658
F	UF	1,500,000	5.0	11/28/2008	11/01/2033	53,488
F	UF	759,000	4.5	11/28/2008	11/01/2033	28,118
F	UF	241,000	4.5	11/28/2008	11/01/2033	8,928
F	UF	4,130,000	4.2	11/28/2008	11/01/2033	155,976
F	UF	1,000,000	4.3	11/28/2008	11/01/2033	37,766
F	UF	70,000	4.2	11/28/2008	11/01/2033	2,652
F	UF	4,000,000	3.9	11/28/2008	11/01/2033	155,816
F	UF	2,300,000	3.8	11/28/2008	11/01/2033	89,943
G	UF	600,000	4.0	11/29/2011	11/01/2036	21,703
G	UF	50,000	4.0	11/29/2011	11/01/2036	1,809
G	UF	80,000	3.9	11/29/2011	11/01/2036	2,914
G	UF	450,000	3.9	11/29/2011	11/01/2036	16,406
G	UF	160,000	3.9	11/29/2011	11/01/2036	5,833
G	UF	1,000,000	2.7	11/29/2011	11/01/2036	41,234
G	UF	300,000	2.7	11/29/2011	11/01/2036	12,371
G	UF	1,360,000	2.6	11/29/2011	11/01/2036	56,249
J	UF	1,400,000	1.0	11/29/2011	11/01/2042	75,690
J	UF	1,500,000	1.0	11/29/2011	11/01/2042	81,211
J	UF	1,100,000	1.0	11/29/2011	11/01/2042	59,989
I	UF	900,000	1.0	11/29/2011	11/01/2040	47,733
				Total subordinated bonds due		1,039,814

December 2022
Serie	Currency	Issuance currency amount	Interest rate %	Registration date	Maturity date	Balance due MCh$

C1	UF	300,000	7.5	12/06/1999	01/01/2030	5,553
C1	UF	200,000	7.4	12/06/1999	01/01/2030	3,707
C1	UF	530,000	7.1	12/06/1999	01/01/2030	9,906
C1	UF	300,000	7.1	12/06/1999	01/01/2030	5,610
C1	UF	50,000	6.5	12/06/1999	01/01/2030	951
C1	UF	450,000	6.6	12/06/1999	01/01/2030	8,555
D2	UF	1,600,000	4.3	06/20/2002	04/01/2023	2,820
D2	UF	400,000	4.3	06/20/2002	04/01/2023	705
D1	UF	2,000,000	3.6	06/20/2002	04/01/2026	21,279
F	UF	1,000,000	5.0	11/28/2008	11/01/2033	33,930
F	UF	1,500,000	5.0	11/28/2008	11/01/2033	50,895
F	UF	759,000	4.5	11/28/2008	11/01/2033	26,835
F	UF	241,000	4.5	11/28/2008	11/01/2033	8,521
F	UF	4,130,000	4.2	11/28/2008	11/01/2033	149,084
F	UF	1,000,000	4.3	11/28/2008	11/01/2033	36,098
F	UF	70,000	4.2	11/28/2008	11/01/2033	2,535
F	UF	4,000,000	3.9	11/28/2008	11/01/2033	149,314
F	UF	2,300,000	3.8	11/28/2008	11/01/2033	86,214
G	UF	600,000	4.0	11/29/2011	11/01/2036	20,686
G	UF	50,000	4.0	11/29/2011	11/01/2036	1,724
G	UF	80,000	3.9	11/29/2011	11/01/2036	2,778
G	UF	450,000	3.9	11/29/2011	11/01/2036	15,645
G	UF	160,000	3.9	11/29/2011	11/01/2036	5,563
G	UF	1,000,000	2.7	11/29/2011	11/01/2036	39,616
G	UF	300,000	2.7	11/29/2011	11/01/2036	11,885
G	UF	1,360,000	2.6	11/29/2011	11/01/2036	54,050
J	UF	1,400,000	1.0	11/29/2011	11/01/2042	73,326
J	UF	1,500,000	1.0	11/29/2011	11/01/2042	78,679
J	UF	1,100,000	1.0	11/29/2011	11/01/2042	58,137
I	UF	900,000	1.0	11/29/2011	11/01/2040	46,304
				Total subordinated bonds due		1,010,905